Borrowings - Repurchase Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities Sold under Agreements to Repurchase	$ 15,701	$ 12,705
Repurchase Agreements U.S. government agencies [Member]
Securities Sold under Agreements to Repurchase		12,705
State and municipal obligations
Securities Sold under Agreements to Repurchase	15,701
Overnight and Continuous [Member]
Securities Sold under Agreements to Repurchase	15,701	12,705
Overnight and Continuous [Member] | Repurchase Agreements U.S. government agencies [Member]
Securities Sold under Agreements to Repurchase		12,705
Overnight and Continuous [Member] | State and municipal obligations
Securities Sold under Agreements to Repurchase	15,701
Up to 30 Days [Member]
Securities Sold under Agreements to Repurchase	0	0
Up to 30 Days [Member] | Repurchase Agreements U.S. government agencies [Member]
Securities Sold under Agreements to Repurchase		0
Up to 30 Days [Member] | State and municipal obligations
Securities Sold under Agreements to Repurchase	0
30-90 Days [Member]
Securities Sold under Agreements to Repurchase	0	0
30-90 Days [Member] | Repurchase Agreements U.S. government agencies [Member]
Securities Sold under Agreements to Repurchase		0
30-90 Days [Member] | State and municipal obligations
Securities Sold under Agreements to Repurchase	0
Greater than 90 Days [Member]
Securities Sold under Agreements to Repurchase	0	0
Greater than 90 Days [Member] | Repurchase Agreements U.S. government agencies [Member]
Securities Sold under Agreements to Repurchase		$ 0
Greater than 90 Days [Member] | State and municipal obligations
Securities Sold under Agreements to Repurchase	$ 0